CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Revenue	$ 0		$ 0		$ 0	$ 0
Operating expenses:
General and administrative	6,677,000		2,000		2,000	8,132,000			$ 1,030,000
Loss from operations	(6,677,000)		(2,000)		(2,000)	(8,132,000)			(1,030,000)
Other expense:
Change in fair value of common stock warrant liability	959,000					3,605,000			10,571,000
Total other expense									10,882,000
Net loss attributable to common stockholders - basic and diluted	(7,626,000)		(2,000)		$ (2,000)	(11,708,000)		$ (390,000)	$ (11,912,000)
Evolv Technologies Holdings, Inc.
Revenue:
Revenue	4,480,000		649,000			8,479,000	$ 1,289,000			$ 4,785,000	$ 5,846,000
Subscription revenue	1,513,000		490,000			2,813,000	949,000			2,637,000	1,096,000
Total revenue	4,480,000		649,000			8,479,000	1,289,000			4,785,000	5,846,000
Cost of revenues:
Cost of subscription revenue	861,000		364,000			1,456,000	702,000			1,824,000	530,000
Total cost of revenue	3,349,000		486,000			6,300,000	1,107,000			3,496,000	5,294,000
Gross Profit	1,131,000		163,000			2,179,000	182,000			1,289,000	552,000
Operating expenses:
Research and development	1,077,000		2,947,000			4,689,000	6,541,000			15,710,000	8,496,000
Sales and marketing	5,090,000		1,371,000			8,774,000	3,553,000			7,365,000	6,589,000
General and administrative	1,280,000		869,000			4,179,000	1,499,000			5,110,000	3,866,000
Total operating expenses	7,447,000		5,187,000			17,642,000	11,593,000			28,185,000	18,951,000
Loss from operations	(6,316,000)		(5,024,000)			(15,463,000)	(11,411,000)			(26,896,000)	(18,399,000)
Other expense:
Interest expense	3,255,000		80,000			5,702,000	123,000			430,000	779,000
Loss on extinguishment of debt	11,820,000					11,820,000				66,000	679,000
Change in fair value of derivative liability	795,000					2,220,000
Change in fair value of common stock warrant liability	185,000		0			921,000	0
Total other expense	16,055,000		80,000			20,663,000	123,000			496,000	1,458,000
Net loss attributable to common stockholders - basic and diluted	$ (22,371,000)	$ (13,755,000)	$ (5,104,000)	$ (6,430,000)		$ (36,126,000)	$ (11,534,000)			$ (27,392,000)	$ (19,857,000)
Net loss per share attributable to common stockholders - basic and diluted	$ (0.71)		$ (0.22)			$ (1.22)	$ (0.49)			$ (1.16)	$ (0.88)
Weighted average common shares outstanding - basic and diluted	31,540,397		23,568,291			29,593,131	23,491,518			23,625,483	22,655,763
Evolv Technologies Holdings, Inc. | Product revenue
Revenue:
Revenue	$ 2,452,000		$ 17,000			$ 4,954,000	$ 73,000			$ 1,279,000	$ 4,192,000
Cost of revenues:
Cost of revenue	2,075,000		37,000			4,304,000	198,000			1,177,000	4,246,000
Evolv Technologies Holdings, Inc. | Subscription revenue
Revenue:
Revenue	1,513,000		490,000			2,813,000	949,000			2,637,000	1,096,000
Evolv Technologies Holdings, Inc. | Service revenue
Revenue:
Revenue	515,000		142,000			712,000	267,000			869,000	558,000
Cost of revenues:
Cost of revenue	$ 413,000		$ 85,000			$ 540,000	$ 207,000			$ 495,000	$ 518,000